Property and equipment, net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Property, Plant, and Equipment [Line Items]
Sub total	$ 199,227	¥ 1,356,913	¥ 1,377,361
Less: accumulated depreciation	(187,952)	(1,280,124)	(1,250,199)
Total	11,275	76,789	127,162
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Sub total			20,448
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Sub total	22,825	155,461	155,461
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Sub total	$ 176,402	¥ 1,201,452	¥ 1,201,452